Portfolio of Investments – as of September 30, 2025 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.7% of Net Assets

Non-Convertible Bonds — 87.8%
	ABS Car Loan — 2.1%
$2,030,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	$2,042,625
2,045,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	2,070,840
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,369,734
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	1,796,551
1,095,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class D, 7.260%, 10/20/2027(a)	1,107,602
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.320%, 2/20/2028(a)	1,172,960
1,155,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	1,182,682
1,465,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	1,487,943
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,401,268
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	793,943
7,005,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	7,188,531
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,243,631
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	179,399
1,104,646	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	1,078,649
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,935,354
900,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	923,249
2,420,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	2,445,725
3,391,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.660%, 4/12/2032(a)	3,506,158
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,698,052
2,245,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	2,325,992
1,930,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	1,950,496
1,192,144	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	1,197,042
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,921,565
2,875,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	2,890,421
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,914,652
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,175,731
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,983,914
2,225,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	2,295,278
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	223,746
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$775,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	$797,294
375,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.280%, 10/15/2031(a)	381,497
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,047,692
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	533,361
130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	132,967
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	165,364
450,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	454,571
375,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	379,776
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,570,062
7,605,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	7,823,552
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	514,869
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	319,881
680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	689,879
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	447,755
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,574,738
1,615,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	1,641,998
		91,978,989
	ABS Credit Card — 0.7%
9,695,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	9,847,405
6,900,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	6,952,854
3,940,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	3,969,072
4,730,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	4,776,362
3,905,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	3,961,740
		29,507,433
	ABS Home Equity — 3.1%
2,617,423	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	2,522,946
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,467,052
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	2,051,573
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,198,335
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,937,947
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,805,244
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	5,115,150

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	$3,022,650
1,212,647	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,059,600
12,521,418	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	12,136,172
6,265,506	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	6,069,251
5,570,406	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	5,566,063
1,827,736	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 5.650%, 11/25/2060(a)(b)	1,828,781
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,571,035
6,000,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	6,045,287
6,090,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	6,152,155
3,025,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	3,028,440
2,773,117	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,573,302
4,535,361	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	4,540,231
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,454,766
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	904,188
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,400,118
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,251,405
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,943,255
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,347,028
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,590,522
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	1,096,031
968,360	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	968,551
2,427,790	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	2,428,572
997,038	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	1,000,657
873,653	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	870,723
6,113,151	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	6,116,208
7,175,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	7,215,083
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,286,918
326,229	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	321,706
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,049,632
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,979,919
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	$5,262,509
7,725,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	7,738,353
		137,917,358
	ABS Other — 5.8%
9,532,473	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	9,780,308
550,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	553,260
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,382,614
4,655,904	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	4,771,891
15,290,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	15,458,771
926,760	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	908,860
6,695,342	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	6,646,250
1,647,908	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,693,171
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	548,706
1,302,629	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	1,308,541
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,465,753
1,660,969	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,641,020
4,062,151	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	4,027,062
2,501,363	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	2,332,000
9,482,035	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	9,095,538
4,250,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	4,309,730
4,325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	4,414,592
1,840,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	1,863,572
3,360,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	3,263,719
900,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	921,609
9,625,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	9,658,380
277,347	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	264,154
2,831,039	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	2,645,575
1,094,068	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,144,167
533,811	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	542,670
4,560,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	4,628,186
3,240,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	3,250,251
201,785	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	201,537

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$666,921	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	$664,388
4,840,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	5,044,964
6,970,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	7,820,760
7,375,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	7,370,892
1,419,255	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	1,437,799
238,282	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	243,969
210,623	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	216,794
26,682	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	26,142
480,728	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	489,882
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,233,261
665,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	676,654
2,712,200	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,688,533
5,593,616	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	5,552,732
3,665,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	3,681,542
365,191	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	364,709
1,143,819	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,115,178
5,140,799	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	4,916,591
815,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	836,412
1,090,507	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	1,095,132
3,750,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	3,858,575
3,285,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	3,329,991
4,140,690	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	3,923,651
11,519,782	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,926,489
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	5,137,049
3,099,255	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	3,122,540
1,556,217	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	1,592,609
3,600,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	3,577,565
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	787,234
3,270,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	3,310,000
1,115,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	1,135,132
3,290,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	3,370,153
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$705,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	$727,055
700,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	733,359
1,396,500	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	1,381,190
5,335,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,456,127
786,967	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	771,837
5,330,047	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	5,385,507
1,582,582	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	1,631,439
407,501	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	424,068
2,273,267	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	2,302,330
727,786	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	675,436
1,948,821	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	1,002,608
5,516,215	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	5,122,693
1,951,839	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,866,510
671,873	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	604,189
1,677,471	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	1,648,425
7,180,786	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	7,208,755
10,240,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.641%, 11/15/2027(a)(b)	10,241,546
1,675,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	1,681,594
2,750,011	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	2,628,068
4,040,067	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	4,118,687
147,973	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	147,803
10,759,192	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,102,779
1,022,407	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	1,058,274
		258,189,488
	ABS Residential Mortgage — 1.3%
8,950,362	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	8,974,675
4,174,557	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	4,179,637
909,745	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	911,491
3,273,247	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	3,272,851
2,983,179	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	2,973,093
7,545,268	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	7,571,367

Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$9,089,935	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	$9,121,760
4,318,599	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	4,328,401
8,563,750	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	8,571,085
6,733,407	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	6,740,480
		56,644,840
	ABS Student Loan — 0.7%
1,728,988	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	1,772,063
905,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	933,618
1,531,276	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,467,053
480,709	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	400,713
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,854,753
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	4,268,051
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,926,278
2,345,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	2,094,949
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,844,496
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	751,302
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	5,120,096
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	6,192,738
		29,626,110
	ABS Whole Business — 0.5%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,634,799
401,513	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	396,442
2,141,850	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,275,772
802,775	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	831,345
3,411,850	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,271,459
197,825	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	194,394
772,000	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	719,578
3,247,200	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	3,311,206
3,010,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	3,118,553
		23,753,548
	Aerospace & Defense — 1.8%
1,655,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	1,699,730
840,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	864,609
21,550,000	Boeing Co., 5.150%, 5/01/2030	22,113,653
24,315,000	Boeing Co., 5.805%, 5/01/2050	24,292,236
555,000	Boeing Co., 5.930%, 5/01/2060	554,442
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$2,960,000	Boeing Co., 6.528%, 5/01/2034	$3,272,180
12,190,000	Boeing Co., 6.858%, 5/01/2054	13,905,171
3,805,000	Boeing Co., 7.008%, 5/01/2064	4,404,871
10,520,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	10,965,401
		82,072,293
	Agency Commercial Mortgage-Backed Securities — 0.0%
2,290,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	2,302,778
	Apartment REITs — 0.1%
2,725,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	2,690,949
	Automotive — 0.3%
3,345,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	3,264,316
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,345,949
5,090,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	4,873,201
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,456,042
		14,939,508
	Banking — 3.8%
3,250,000	Bank of America Corp., (fixed rate to 1/24/2035, variable rate thereafter), 5.511%, 1/24/2036	3,397,266
28,585,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	29,698,917
2,930,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	3,000,992
4,575,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	4,524,682
16,035,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	16,598,374
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	18,531,883
10,510,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,482,776
2,795,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	2,848,010
6,436,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	6,671,121
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,853,180
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	9,276,151
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	471,937
7,185,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	7,223,447
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	9,423,853
4,690,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	4,321,535
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	22,583,021
12,410,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	12,385,196
		168,292,341
	Brokerage — 0.8%
5,235,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	5,363,425

Principal Amount (‡)	Description	Value (†)

	Brokerage — continued
$5,915,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	$6,203,200
2,275,000	Citadel LP, 6.000%, 1/23/2030(a)	2,364,593
1,725,000	Citadel LP, 6.375%, 1/23/2032(a)	1,825,766
11,745,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	12,487,243
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	6,110,640
		34,354,867
	Building Materials — 1.5%
3,325,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	3,425,205
23,309,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	22,121,383
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	15,296,173
5,495,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	5,579,154
7,820,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	8,009,823
13,890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	14,387,873
		68,819,611
	Cable Satellite — 4.1%
18,325,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	11,593,668
2,105,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	2,205,260
4,875,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	5,195,369
2,430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	2,596,691
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,120,865
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	622,112
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	529,974
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	16,171,222
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	582,750
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	16,968,230
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	529,284
4,180,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	4,128,675
6,285,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	6,275,774
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	26,137,008
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	10,132,825
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	14,578,454
41,025,000	EchoStar Corp., 10.750%, 11/30/2029	45,134,474
12,146,821	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(d)	12,522,765
970,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,009,054
		182,034,454
	Chemicals — 0.1%
4,780,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	4,795,792
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,380,143
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,532,698
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,861,674
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,672,013
		22,446,528
	Consumer Cyclical Services — 0.7%
18,830,000	Expedia Group, Inc., 5.400%, 2/15/2035	19,323,607
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — continued
$5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	$5,289,311
3,715,000	Uber Technologies, Inc., 4.800%, 9/15/2034	3,721,973
2,420,000	Uber Technologies, Inc., 4.800%, 9/15/2035	2,398,046
		30,732,937
	Consumer Products — 0.1%
1,350,000	Whirlpool Corp., 6.125%, 6/15/2030	1,360,573
1,452,000	Whirlpool Corp., 6.500%, 6/15/2033	1,449,011
		2,809,584
	Diversified Manufacturing — 0.0%
1,255,000	Otis Worldwide Corp., 5.131%, 9/04/2035	1,269,822
	Electric — 0.8%
26,239,492	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	25,030,376
7,160,000	Duke Energy Corp., 5.450%, 6/15/2034	7,447,461
2,250,000	Southern Power Co., Series B, 4.900%, 10/01/2035	2,218,952
1,895,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	1,960,988
		36,657,777
	Environmental — 0.1%
6,625,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	6,682,875
	Finance Companies — 3.9%
14,055,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	13,990,453
24,185,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	25,013,045
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,850,435
2,060,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.329%, 1/15/2067(a)(b)	1,392,148
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	16,940,129
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,385,415
2,825,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	2,881,864
6,235,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	6,495,183
375,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	374,657
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	7,021,867
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,379,603
3,160,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,241,481
3,880,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	3,997,087
635,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	665,575
1,190,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,265,627
1,765,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	1,789,674
5,205,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	5,293,690
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	684,526
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,488,974
9,529,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	9,088,061
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	26,839,604

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	$14,373,256
6,165,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	6,300,076
		174,752,430
	Financial Other — 0.2%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	543,868
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	98,146
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	50,925
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	77,283
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	121,181
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	28,681
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	23,791
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(e)	287,299
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(e)	101,010
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(e)	817,015
2,559,077	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	54,380
4,265,129	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	79,971
5,118,155	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	70,375
7,677,232	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	86,369
7,193,377	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	80,925
1,706,051	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	42,651
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	498,197
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	433,976
142,500	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	5,969
2,502,761	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	325,071
1,622,131	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	235,988
1,626,071	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	243,911
3,260,033	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	480,855
4,901,898	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	734,206
4,913,760	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	737,064
2,313,774	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	347,807
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	36,400
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	250,748
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(e)	14,300
1,151,494	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(d)	6,264
1,005,016	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(d)	36,402
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,750,049	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(d)	$49,316
2,335,876	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(d)	50,105
3,276,673	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(d)	47,905
1,185,374	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	151,716
		7,250,070
	Food & Beverage — 0.8%
1,380,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	1,525,595
9,610,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	9,813,828
4,060,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	4,265,040
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	961,709
15,455,000	Pilgrim's Pride Corp., 6.250%, 7/01/2033	16,497,285
55,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	60,725
3,135,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	2,928,871
		36,053,053
	Gaming — 0.1%
5,055,000	GLP Capital LP/GLP Financing II, Inc., 5.625%, 9/15/2034	5,116,287
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	425,944
		5,542,231
	Health Insurance — 0.4%
14,610,000	Centene Corp., 4.625%, 12/15/2029	14,162,586
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,871,053
		20,033,639
	Healthcare — 0.6%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	140,695
2,635,000	HCA, Inc., 5.450%, 9/15/2034	2,702,958
10,885,000	HCA, Inc., 5.500%, 6/01/2033	11,308,855
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,787,452
		25,939,960
	Home Construction — 0.4%
3,265,000	DR Horton, Inc., 5.500%, 10/15/2035	3,385,147
15,560,000	Meritage Homes Corp., 5.650%, 3/15/2035	15,799,148
		19,184,295
	Independent Energy — 3.3%
4,170,000	Aker BP ASA, 5.125%, 10/01/2034(a)	4,099,029
6,770,000	Aker BP ASA, 6.000%, 6/13/2033(a)	7,103,666
22,355,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	22,767,456
2,475,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	2,565,459
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,993,654
57,740,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	59,543,462
2,190,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	2,151,347
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	11,971,252
10,960,000	EQT Corp., 7.000%, 2/01/2030	11,932,629
320,000	Matador Resources Co., 6.500%, 4/15/2032(a)	323,062
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,081,900
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	2,705
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	1,242
4,575,000	SM Energy Co., 6.750%, 8/01/2029(a)	4,596,928
2,465,000	Var Energi ASA, 6.500%, 5/22/2035(a)	2,621,051

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$2,230,000	Var Energi ASA, 8.000%, 11/15/2032(a)	$2,588,005
9,420,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	9,577,502
		145,920,349
	Leisure — 2.2%
10,875,000	Carnival Corp., 5.750%, 3/15/2030(a)	11,103,223
5,430,000	Carnival Corp., 5.750%, 8/01/2032(a)	5,525,992
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,465,972
9,775,000	Carnival Corp., 6.125%, 2/15/2033(a)	10,019,727
2,280,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	2,344,824
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,775,632
4,510,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	4,536,301
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	19,145,509
9,215,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	9,396,348
11,095,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	11,377,719
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,263,889
14,097,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	14,106,893
		99,062,029
	Life Insurance — 3.4%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,861,114
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,436,351
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,593,841
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	64,623,599
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	51,071,888
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	14,125,989
		150,712,782
	Lodging — 1.0%
2,010,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	2,055,709
2,195,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,229,361
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,382,088
9,975,000	Marriott International, Inc., 5.500%, 4/15/2037	10,193,840
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,939,275
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	10,086,264
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	10,191,958
		46,078,495
	Media Entertainment — 0.8%
2,765,000	AppLovin Corp., 5.375%, 12/01/2031	2,860,325
13,775,000	AppLovin Corp., 5.500%, 12/01/2034	14,219,192
373,000	Discovery Communications LLC, 3.625%, 5/15/2030	344,580
2,220,000	Discovery Communications LLC, 6.350%, 6/01/2040	2,037,227
464,800	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	365,091
7,124,450	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	5,918,067
11,764,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	10,778,765
1,400,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	1,116,934
		37,640,181
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 2.8%
$19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	$21,606,743
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	527,836
1,670,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	1,735,684
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	20,711,177
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	16,276,876
50,525,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	55,678,333
210,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	214,052
635,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	665,359
5,290,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	5,405,417
2,040,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	2,108,946
		124,930,423
	Midstream — 2.6%
7,820,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	8,278,233
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,548,174
17,920,000	Energy Transfer LP, 5.600%, 9/01/2034	18,391,487
4,785,000	Energy Transfer LP, 5.700%, 4/01/2035	4,940,893
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,629,795
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	236,548
2,750,000	Targa Resources Corp., 5.500%, 2/15/2035	2,798,253
25,580,000	Targa Resources Corp., 5.550%, 8/15/2035	26,089,550
3,050,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	3,210,605
11,548,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	12,760,656
10,357,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	11,690,032
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	3,041,718
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,310,651
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,024,486
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	747,750
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,151,498
2,285,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	2,375,455
2,550,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	2,628,276
		117,854,060
	Mortgage Related — 0.0%
2,894	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	2,885
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,776,674
	Non-Agency Commercial Mortgage-Backed Securities — 2.5%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	460,228
265,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.772%, 12/15/2038(a)(b)	260,703
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(a)(b)	10,863,836
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.382%, 8/15/2039(a)(b)	7,789,059
415,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class B, 5.995%, 11/13/2046(a)(b)	426,237

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,765,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	$3,767,353
20,150,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.593%, 3/15/2042(a)(b)	19,984,589
6,580,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	6,593,864
5,875,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 7/15/2044(a)(b)	5,887,285
117,376	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	114,001
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,768,922
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	497,543
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,858,917
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	6,070,147
3,642,952	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 5.965%, 7/15/2038(a)(b)	3,642,952
6,750,425	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	6,750,425
540,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 6.000%, 10/15/2042(a)(b)	540,000
740,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.750%, 10/15/2042(a)(b)	740,000
810,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.500%, 10/15/2042(a)(b)	810,000
1,523,928	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,500,581
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	2,180,800
1,500,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	1,299,775
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.689%, 12/15/2047(a)(b)	412,184
3,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	3,293,644
2,165,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 1/15/2042(a)(b)	2,160,040
1,405,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	1,415,022
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(b)	1,027,262
1,150,733	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,096,073
2,005,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	1,672,464
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$316,975	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	$307,466
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,674,936
1,003,577	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	933,337
7,486,329	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.284%, 8/15/2046(b)	7,212,854
1,867,267	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,673,557
		113,686,056
	Oil Field Services — 0.4%
16,890,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	16,549,391
	Other REITs — 0.4%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,807,030
12,575,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	12,657,960
		16,464,990
	Packaging — 0.4%
17,030,000	Ball Corp., 5.500%, 9/15/2033	17,213,054
	Pharmaceuticals — 2.0%
7,285,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	6,520,075
9,625,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	10,078,145
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	9,893,341
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	8,823,694
1,975,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,939,890
29,972,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	22,368,406
9,412,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	9,398,854
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,601,025
285,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	296,824
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	6,023,948
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,533,454
635,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	653,992
		91,131,648
	Property & Casualty Insurance — 0.9%
975,000	Arthur J Gallagher & Co., 5.000%, 2/15/2032	994,770
2,555,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	2,585,209
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,614,811
1,780,000	Brown & Brown, Inc., 5.550%, 6/23/2035	1,831,000
12,510,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	12,662,995
6,822,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	7,095,685
11,529,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	11,657,963
		39,442,433
	Restaurants — 0.1%
6,435,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	6,512,381
	Retailers — 0.5%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,965,012

Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	$7,340,650
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,358,203
215,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	210,287
5,942,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	6,268,810
		21,142,962
	School District — 0.1%
4,705,000	AppLovin Corp., 5.125%, 12/01/2029	4,813,244
	Sovereigns — 3.3%
7,405,000	Chile Government International Bonds, 3.100%, 1/22/2061	4,575,179
15,945,000	Chile Government International Bonds, 3.250%, 9/21/2071	9,897,061
2,835,000	Chile Government International Bonds, 4.340%, 3/07/2042	2,503,589
10,480,000	Chile Government International Bonds, 5.650%, 1/13/2037	11,010,812
9,336,000	Kuwait International Bonds, 4.652%, 10/09/2035	9,336,000
6,210,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	6,257,382
15,180,000	Mexico Government International Bonds, 5.375%, 3/22/2033	15,134,460
855,000	Oman Government International Bonds, 5.625%, 1/17/2028	875,696
870,000	Oman Government International Bonds, 6.000%, 8/01/2029	916,775
4,800,000	Philippines Government International Bonds, 2.650%, 12/10/2045	3,233,966
6,770,000	Philippines Government International Bonds, 2.950%, 5/05/2045	4,845,560
5,815,000	Philippines Government International Bonds, 5.900%, 2/04/2050	6,194,030
2,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	2,571,545
3,400,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	3,122,943
2,695,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	3,286,309
770,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	938,946
7,355,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	8,906,891
205,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	205,518
13,400,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	14,405,536
4,680,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	5,035,774
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,128,724
13,240,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	15,917,496
6,090,000	Romania Government International Bonds, 6.750%, 7/11/2039, (EUR)(a)	7,289,035
7,785,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	7,832,644
		148,421,871
	Technology — 5.0%
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,820,206
32,355,000	Broadcom, Inc., 5.200%, 7/15/2035	33,345,099
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$30,385,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	$31,155,435
8,035,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	7,990,182
15,050,000	Entegris, Inc., 4.750%, 4/15/2029(a)	14,920,912
6,840,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	6,925,111
4,710,000	Fiserv, Inc., 4.550%, 2/15/2031	4,727,463
5,920,000	Gartner, Inc., 4.500%, 7/01/2028(a)	5,871,659
2,515,000	Leidos, Inc., 5.400%, 3/15/2032	2,612,791
5,090,000	Leidos, Inc., 5.500%, 3/15/2035	5,273,880
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	11,058,138
19,360,000	Micron Technology, Inc., 5.875%, 9/15/2033	20,595,120
1,825,000	Micron Technology, Inc., 6.050%, 11/01/2035	1,949,900
17,490,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	18,220,548
5,855,000	MSCI, Inc., 5.250%, 9/01/2035	5,903,473
4,415,000	NetApp, Inc., 5.500%, 3/17/2032	4,593,558
3,535,000	NetApp, Inc., 5.700%, 3/17/2035	3,695,247
13,390,000	Oracle Corp., 5.200%, 9/26/2035	13,463,731
3,240,000	Paychex, Inc., 5.600%, 4/15/2035	3,391,898
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,041,413
2,825,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	2,607,132
685,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	661,132
6,610,000	Synopsys, Inc., 5.700%, 4/01/2055	6,671,016
6,549,000	TD SYNNEX Corp., 6.100%, 4/12/2034	6,962,348
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	6,369,535
		223,826,927
	Treasuries — 19.0%
28,700,000	Australia Government Bonds, 1.000%, 11/21/2031, (AUD)	16,021,579
135,421(f )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	22,273,601
27,720,000	Bundesschatzanweisungen, 1.900%, 9/16/2027, (EUR)	32,468,627
4,612,000(g )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	24,188,603
834,705,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	44,229,443
647,420,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	15,408,201
740,495,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	17,805,953
277,390,000	U.S. Treasury Notes, 4.375%, 7/15/2027	280,868,210
54,630,000	U.S. Treasury Notes, 4.875%, 4/30/2026(h)	54,950,098
312,550,000	U.S. Treasury Notes, 4.875%, 10/31/2030	328,531,560
278,295,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	7,087,674
281,405,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	7,739,008
		851,572,557
	Wireless — 1.4%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,878,585
3,695,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,617,479
9,135,000	Sprint Capital Corp., 8.750%, 3/15/2032	11,129,023
22,875,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	22,465,549
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,928,572
		61,019,208
	Wirelines — 0.3%
12,095,000	AT&T, Inc., 5.375%, 8/15/2035	12,456,983
	Total Non-Convertible Bonds (Identified Cost $4,011,188,351)	3,926,507,143

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
$3,256,232	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	$8,010,331
	Financial Other — 0.0%
1,279,637	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	31,991
1,706,051	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	38,386
2,132,663	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	39,987
3,412,103	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	63,977
3,412,103	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	63,977
4,265,129	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	79,971
4,265,129	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	79,971
8,046,403	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	150,870
15,558,709	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	867,243
6,185,459	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	46,391
		1,462,764
	Total Convertible Bonds (Identified Cost $15,109,629)	9,473,095

Municipals — 0.7%
	Virginia — 0.7%
41,590,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $40,976,998)	31,323,259
	Total Bonds and Notes (Identified Cost $4,067,274,978)	3,967,303,497

Senior Loans — 5.0%
	Aerospace & Defense — 0.1%
1,009,657	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.502%, 2/28/2031(b)(i)	1,009,001
1,647,679	TransDigm, Inc., 2025 Term Loan K, 3 mo. USD SOFR + 2.250%, 6.252%, 3/22/2030(b)(i)	1,645,702
		2,654,703
	Brokerage — 0.0%
2,149,173	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(i)	2,152,676
	Cable Satellite — 0.0%
2,251,165	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.650%, 1/18/2028(b)(i)	2,235,250
	Chemicals — 0.2%
7,865,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(j)	7,869,955
	Construction Machinery — 0.1%
1,840,000	Herc Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.255%, 6/02/2032(b)(i)	1,846,900
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$1,587,035	Terex Corp., 2025 Term Loan, 10/08/2031(j)	$1,588,622
1,705,671	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(i)	1,712,596
		5,148,118
	Consumer Cyclical Services — 0.2%
9,258,566	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(i)	9,268,195
1,035,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(i)	1,035,000
		10,303,195
	Diversified Manufacturing — 0.3%
2,284,247	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(i)	2,285,686
10,307,076	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	10,294,192
		12,579,878
	Electric — 0.5%
2,299,165	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(j)	2,298,452
19,327,590	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(i)	19,321,599
		21,620,051
	Environmental — 0.2%
6,820,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(j)	6,828,525
	Gaming — 0.6%
5,686,425	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(i)	5,675,792
14,321,997	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(i)	14,261,128
5,346,600	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(i)	5,336,228
518,450	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(i)	518,777
		25,791,925
	Healthcare — 0.3%
10,623,185	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750% , 5.913%, 5/09/2031(b)(i)	10,637,526
4,929,044	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(i)	4,949,992
		15,587,518
	Leisure — 0.1%
2,374,938	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(i)	2,357,719
	Lodging — 1.0%
7,383,321	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	7,388,047
289,537	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(i)	289,068

Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$17,941,905	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(i)	$17,913,915
20,461,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(i)	20,519,518
		46,110,548
	Metals & Mining — 0.2%
8,021,201	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(i)	8,032,992
	Paper — 0.2%
10,905,758	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750% , 5.913%, 5/23/2031(b)	10,899,868
	Property & Casualty Insurance — 0.2%
3,025,685	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(i)	3,029,376
1,497,682	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(i)	1,497,218
2,786,874	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(i)	2,782,527
		7,309,121
	Technology — 0.7%
2,021,903	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(i)	2,023,177
9,805,522	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 1/31/2030(b)(i)	9,792,579
20,246,355	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750% , 5.913%, 6/24/2031(b)(i)	20,226,716
		32,042,472
	Wireless — 0.1%
4,709,463	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.920%, 1/25/2031(b)(i)	4,723,356
	Total Senior Loans (Identified Cost $224,359,195)	224,247,870

Collateralized Loan Obligations — 2.3%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.687%, 10/20/2031(a)(b)	9,989,242
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 6.187%, 7/20/2034(a)(b)	7,150,931
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 7.437%, 7/20/2034(a)(b)	7,265,391
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 7.579%, 10/15/2034(a)(b)	3,961,767
1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 6.204%, 2/20/2036(a)(b)	1,310,000
7,865,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.732%, 10/22/2037(a)(b)	7,889,901
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.126%, 4/20/2037(a)(b)	4,106,528
Principal Amount (‡)	Description	Value (†)

$10,050,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.682%, 4/22/2034(a)(b)	$9,974,756
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.087%, 4/20/2031(a)(b)	8,769,547
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 7.587%, 4/20/2031(a)(b)	4,179,358
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.619%, 7/23/2037(a)(b)	1,269,827
9,215,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, 3 mo. USD SOFR + 1.500%, 5.818%, 4/15/2039(a)(b)	9,226,371
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.926%, 1/20/2038(a)(b)	12,461,348
8,895,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	8,925,590
6,280,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	6,316,945
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 8.337%, 10/20/2034(a)(b)	2,139,722
	Total Collateralized Loan Obligations (Identified Cost $104,807,000)	104,937,224

Equity-Linked Notes — 2.0%
4,436,145	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	4,549,022
6,791,062	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	6,774,219
4,461,332	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	4,390,691
6,742,503	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	6,706,125
4,493,063	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	4,532,821
4,453,843	BNP Paribas Issuance BV, (Costco Wholesale Corp.), 11.380%, 3/05/2026(a)	4,263,057
6,709,602	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	6,716,244
6,676,808	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	6,711,580
4,403,065	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	4,406,996
6,734,028	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	6,839,638
4,547,411	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	4,687,632
4,492,418	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	4,440,167
6,534,128	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	6,534,128
6,729,930	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	6,720,943
6,686,595	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	6,865,788
4,434,068	UBS AG, (Eli Lilly and Co.), 13.900%, 9/03/2026(a)	4,556,301
	Total Equity-Linked Notes (Identified Cost $89,326,001)	89,695,352

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stock — 0.1%
	Aerospace & Defense — 0.1%
60,052	Boeing Co., 6.000% (Identified Cost $3,116,869)	$4,177,818

Non-Convertible Preferred Stocks — 0.3%
	Home Construction — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,098,576
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(k)	2,059,985
	Other REITs — 0.2%
168,432	Prologis, Inc., Series Q, 8.540%	9,305,868
	Total Non-Convertible Preferred Stocks (Identified Cost $10,688,684)	12,464,429
	Total Preferred Stocks (Identified Cost $13,805,553)	16,642,247

Common Stocks— 0.1%
	Diversified REITs — 0.0%
1	NexPoint Diversified Real Estate Trust	4
	Pharmaceuticals — 0.1%
237,562	Teva Pharmaceutical Industries Ltd., ADR(l)	4,798,752
	Real Estate Management & Development — 0.0%
1,136,109	Yuzhou Group Holdings Co. Ltd.(l)	37,228
	Technology Hardware, Storage & Peripherals — 0.0%
17,622	IQOR US, Inc.(l)	26,433
	Total Common Stocks (Identified Cost $7,841,144)	4,862,417
	Total Purchased Options — 0.1% (Identified Cost $4,632,848) (see details below)	4,503,191

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 2.1%
$93,732,906
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $93,739,806
on 10/01/2025  collateralized by $33,175,000
U.S. Treasury Inflation Indexed Note, 0.375% due
7/15/2027 valued at $43,527,865; $21,925,200
U.S. Treasury Note, 2.750% due 7/31/2027 valued
at $21,672,304; $30,083,200 U.S. Treasury Note,
3.750% due 6/30/2027 valued at $30,407,561
including accrued interest(m)
(Identified Cost $93,732,906)
		$93,732,906
	Total Investments — 100.7% (Identified Cost $4,605,779,625)	4,505,924,704
	Other assets less liabilities — (0.7)%	(30,594,582)
	Net Assets — 100.0%	$4,475,330,122

Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	113	6,550,000	$736,875,000	$4,516,815	$4,400,814
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	124	6,550,000	736,875,000	116,033	102,377
Total					$4,632,848	$4,503,191

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	114	(13,100,000)	$(1,473,750,000)	$(4,885,121)	$(4,912,500)
CBOT 5 Year U.S. Treasury Notes, Call	10/24/2025	110	(5,100,000)	(556,896,096)	(574,773)	(557,838)
Total					$(5,459,894)	$(5,470,338)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to
$1,995,937,914 or 44.6% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Level 3 security. Value has been determined using significant unobservable inputs.
(l)	Non-income producing security.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/17/2025	EUR	S	12,884,000	$15,153,517	$15,192,798	$(39,281)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	4,043	$452,823,641	$454,837,500	$2,013,859
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	17,227	1,878,797,930	1,881,107,657	2,309,727
Total					$4,323,586

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	663	$138,093,646	$138,168,164	$(74,518)
CBOT U.S. Long Bond Futures	12/19/2025	726	82,875,975	84,647,062	(1,771,087)

At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	571	$66,801,804	$68,555,688	$(1,753,884)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	10,073	1,146,851,429	1,159,181,953	(12,330,524)
Total					$(15,930,013)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$3,967,303,497	$ —	$3,967,303,497
Senior Loans(a)	—	224,247,870	—	224,247,870
Collateralized Loan Obligations	—	104,937,224	—	104,937,224
Equity-Linked Notes	—	89,695,352	—	89,695,352
Preferred Stocks
Convertible Preferred Stock(a)	4,177,818	—	—	4,177,818
Non-Convertible Preferred Stocks
Home Construction	1,098,576	—	—	1,098,576
Office REITs	—	—	2,059,985	2,059,985
Other REITs	—	9,305,868	—	9,305,868
Total Non-Convertible Preferred Stocks	1,098,576	9,305,868	2,059,985	12,464,429
Total Preferred Stocks	5,276,394	9,305,868	2,059,985	16,642,247
Common Stocks
Technology Hardware, Storage & Peripherals	—	26,433	—	26,433
All Other Common Stocks(a)	4,835,984	—	—	4,835,984
Total Common Stocks	4,835,984	26,433	—	4,862,417

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ —	$93,732,906	$ —	$93,732,906
Purchased Options(a)	4,503,191	—	—	4,503,191
Total Investments	14,615,569	4,489,249,150	2,059,985	4,505,924,704
Futures Contracts (unrealized appreciation)	4,323,586	—	—	4,323,586
Total	$18,939,155	$4,489,249,150	$2,059,985	$4,510,248,290

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(5,470,338)	$ —	$ —	$(5,470,338)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(39,281)	—	(39,281)
Futures Contracts (unrealized depreciation)	(15,930,013)	—	—	(15,930,013)
Total	$(21,400,351)	$(39,281)	$ —	$(21,439,632)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2024 and/or September 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$2,361,202	$ —	$ —	$(301,217)	$ —	$ —	$ —	$ —	$2,059,985	$(301,217)